Deferred Income and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Deferred revenues	$ 90,918	$ 96,803
Additional consideration from customers	7,300
Decrease due to revenue recognition	10,600
Decrease in deferred revenue	(5,900)
Revenue from positive foreign exchange impact, partially offset	2,900
Revenue that was included in contract liability balance at beginning of period	5,500
AstraZeneca [member]
Accruals And Deferred Income Including Contract Liabilities [Line Items]
Deferred revenues	$ 90,600	$ 96,800